NON-CONTROLLING INTERESTS AND BUSINESS ACQUISITIONS - Non-controlling interests acquisitions (Details) - CAD ($) $ in Millions			12 Months Ended
	Mar. 20, 2015	Mar. 19, 2015	Dec. 31, 2015
Equity attributable to non-controlling interests
Non-controlling interests acquisitions
Increase of deficit and equivalent increase of non-controlling interests			$ 2.2
TVA Group
Non-controlling interests acquisitions
Aggregate equity interest	68.40%	51.50%
TVA Group | Equity attributable to non-controlling interests
Non-controlling interests acquisitions
Decrease of deficit and equivalent decrease of non-controlling interests	$ 18.7
Class B | Equity attributable to non-controlling interests
Non-controlling interests acquisitions
Number of shares subscribed	17,300,259
Total cost	$ 97.9
Class B | TVA Group | Equity attributable to non-controlling interests
Non-controlling interests acquisitions
Aggregate gross proceeds	$ 110.0
Number of shares issued	19,434,629